Submission	Dec. 06, 2024
Submission [Line Items]
Central Index Key	0000732712
Registrant Name	VERIZON COMMUNICATIONS INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES